CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance (in dollars)	$ 1,896	$ 1,182	$ 1,736
Convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	100,000	100,000	100,000
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000	300,000	300,000
Common stock, shares issued	192,562	191,825	190,472
Common stock, shares outstanding	107,012	108,382	107,132
Treasury stock, shares	85,550	83,443	83,340
Convertible senior notes, discount (in dollars)		12,722	26,502
Long-term debt, premium (in dollars)		$ 26,251